Concentrations - Schedule of Concentrations Percentage (Details)	9 Months Ended
Sep. 30, 2025
Customer Concentration Risk [Member] | Customer 1 [Member] | Revenue Benchmark [Member]
Schedule of Concentrations Percentage [Line Items]
Concentration risk percentage	23.00%
Customer Concentration Risk [Member] | Customer 2 [Member] | Revenue Benchmark [Member]
Schedule of Concentrations Percentage [Line Items]
Concentration risk percentage	15.00%
Customer Concentration Risk [Member] | Customer 3 [Member] | Revenue Benchmark [Member]
Schedule of Concentrations Percentage [Line Items]
Concentration risk percentage	14.00%
Customer Concentration Risk [Member] | Customer 4 [Member] | Revenue Benchmark [Member]
Schedule of Concentrations Percentage [Line Items]
Concentration risk percentage	13.00%
Customer Concentration Risk [Member] | Customer 5 [Member] | Revenue Benchmark [Member]
Schedule of Concentrations Percentage [Line Items]
Concentration risk percentage	11.00%
Customer Concentration Risk [Member] | Total Customer [Member] | Revenue Benchmark [Member]
Schedule of Concentrations Percentage [Line Items]
Concentration risk percentage	76.00%
Supplier Concentration Risk [Member] | Supplier 1 [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentrations Percentage [Line Items]
Concentration risk percentage	17.00%
Supplier Concentration Risk [Member] | Supplier 2 [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentrations Percentage [Line Items]
Concentration risk percentage	11.00%
Supplier Concentration Risk [Member] | Total Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Concentrations Percentage [Line Items]
Concentration risk percentage	28.00%